UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RCG Starboard Advisors, LLC
Address: 666 Third Avenue, 26th Floor
         New York, NY  10017

13F File Number:  28-12004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marran H. Ogilvie
Title:     General Counsel
Phone:     212-845-7909

Signature, Place, and Date of Signing:

      /s/ Marran H. Ogilvie     New York, NY     February 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06309                      Ramius Capital Group LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $445,968 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASHWORTH INC                   COM              04516H101     5533  1941551 SH       SOLE                  1941551        0        0
CAPITAL SOUTHWEST CORP         COM              140501107     4476    37800 SH       SOLE                    37800        0        0
CAPTARIS INC                   COM              14071N104     9708  2247252 SH       SOLE                  2247252        0        0
CHARMING SHOPPES INC           NOTE 1.125% 5/0  161133AE3    34639 48363000 PRN      SOLE                 48363000        0        0
CHEMTURA CORP                  COM              163893100     1966   252000 SH       SOLE                   252000        0        0
CHURCHILL DOWNS INC            COM              171484108    13503   250202 SH       SOLE                   250202        0        0
CPI CORP                       COM              125902106    25434  1079988 SH       SOLE                  1079988        0        0
DATASCOPE CORP                 COM              238113104    22361   614318 SH       SOLE                   614318        0        0
ENNIS INC                      COM              293389102    15269   848303 SH       SOLE                   848303        0        0
FEDERAL SIGNAL CORP            COM              313855108    33449  2981219 SH       SOLE                  2981219        0        0
GRAVITY CO LTD                 SPONSORED ADR    38911N107      842   270729 SH       SOLE                   270729        0        0
I-MANY INC                     COM              44973Q103     8453  2726760 SH       SOLE                  2726760        0        0
KENSEY NASH CORP               COM              490057106    62474  2088020 SH       SOLE                  2088020        0        0
LUBYS INC                      COM              549282101    18071  1778616 SH       SOLE                  1778616        0        0
NCI BUILDING SYS INC           NOTE 2.125%11/1  628852AG0    62098 63204000 PRN      SOLE                 63204000        0        0
PHOENIX TECHNOLOGY LTD         COM              719153108    36745  2852843 SH       SOLE                  2852843        0        0
POLYONE CORP                   COM              73179P106     1105   168000 SH       SOLE                   168000        0        0
S1 CORPORATION                 COM              78463B101    35776  4900788 SH       SOLE                  4900788        0        0
SAIA INC                       COM              78709Y105     3903   293476 SH       SOLE                   293476        0        0
SCHULMAN A INC                 COM              808194104    37390  1735057 SH       SOLE                  1735057        0        0
SHARPER IMAGE CORP             COM              820013100     6232  2225555 SH       SOLE                  2225555        0        0
SYMS CORP                      COM              871551107     5116   338815 SH       SOLE                   338815        0        0
TOLLGRADE COMMUNICATIONS INC   COM              889542106     1425   177705 SH       SOLE                   177705        0        0